TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (17,580)	$ (4,567)	$ (12,847)
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	71,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	67,000
Operating loss carryforwards utilization period	20 years
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,000
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 32,000